GMO Global Asset Allocation Fund Average Annual Total Returns			12 Months Ended	23 Months Ended	48 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended	342 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.49%	16.42%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(0.33%)		1.35%
Class III
Prospectus [Line Items]
Average Annual Return, Percent			5.13%			3.90%		4.46%	6.50%
Performance Inception Date		Jun. 28, 1996
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.52%			2.32%		3.05%	4.73%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.49%			2.54%		3.08%	4.70%
Class III | GMO Global Asset Allocation Index (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.60%			6.57%		6.63%	5.91%
Class III | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.49%			10.06%		9.23%	7.25%
Class III | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(0.33%)		1.35%	4.23%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.13%			3.89%	4.96%
Performance Inception Date		Sep. 30, 2019
Class R6 | GMO Global Asset Allocation Index (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.60%			6.57%	7.40%
Class R6 | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.49%			10.06%	11.36%
Class R6 | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(0.33%)	(0.28%)
Class I
Prospectus [Line Items]
Average Annual Return, Percent			4.98%		2.84%
Performance Inception Date		Jan. 06, 2021
Class I | GMO Global Asset Allocation Index (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.60%		4.82%
Class I | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.49%		8.45%
Class I | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(2.01%)

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[2]	This benchmark provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite benchmark.
[3]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.